Related Party Disclosures (Details) - Schedule of Transactions with Related Parties During Financial Year - MYR (RM)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Transactions with Related Parties During Financial Year [Line Items]
Rental paid		RM (132,000)	RM (132,000)	RM (121,000)
Sale of goods		32,716,647	208,647,250	417,451,408
Ultimate Holdings Company [Member]
Schedule of Transactions with Related Parties During Financial Year [Line Items]
Management fee	[1]			(704,000)
Project management fee income				850,000
Related Companies [Member]
Schedule of Transactions with Related Parties During Financial Year [Line Items]
Project management fee income			29,105,000	6,000,000
Rendering of information technology system		25,000,000		722,595
Project management fee expenses	[2]	(12,000,000)	(2,903,333)	(1,893,001)
Related parties [Member]
Schedule of Transactions with Related Parties During Financial Year [Line Items]
Rendering of information technology system				154,000,000
Purchase of property, plant and equipment		(30,000,000)
Renovation work expenses		(30,000)	(1,200,000)
Sale of goods			RM 77,304,000

[1]	ARB Berhad charges management fee for administrative support service provided. The Director office cost comprise of director salary, defined contribution plan, social security contributions and other employee benefit. These costs were allocated based on ratio from gross profit contribution and assets among ARB Berhad’s subsidiaries.
[2]	Other than the above management fee, ARB Berhad’s subsidiaries out of the Group had provided specific project management services to the Group. The common cost majority comprise of IT technical staff payroll including remuneration, defined contribution plan, social security contribution and other employee benefit. Followed by upkeep of computer system, depreciation of property, plant and equipment and other expenses.